Income Tax Expense - Summary of Unrecognized Deferred Tax Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets and liabilities [abstract]
Deductible temporary differences	¥ 3,469	¥ 100